The Advisors’ Inner Circle Fund III	Democracy International Fund September 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 51.6%
	Shares	Fair Value
Belgium — 0.4%
Ageas	85	$4,218
Anheuser-Busch InBev	183	10,423

		14,641

Brazil — 0.1%
Wheaton Precious Metals	134	5,043

Canada — 8.2%
Agnico Eagle Mines	128	6,639
Alimentation Couche-Tard, Cl B	281	10,749
Bank of Montreal	153	15,272
Bank of Nova Scotia	238	14,646
Barrick Gold	618	11,157
BCE	161	8,064
Brookfield Asset Management, Cl A	269	14,411
Canadian Imperial Bank of Commerce	104	11,575
Canadian National Railway	147	17,032
Canadian Natural Resources	343	12,538
Canadian Pacific Railway	153	9,989
CGI, Cl A*	79	6,709
Constellation Software	6	9,828
Enbridge	367	14,618
Fortis	159	7,052
Magna International	79	5,944
Manulife Financial	520	10,007
Nutrien	171	11,097
Rogers Communications, Cl B	91	4,249
Royal Bank of Canada	245	24,373
Shopify, Cl A*	24	32,570
Sun Life Financial	139	7,154
Suncor Energy	325	6,737
TC Energy	177	8,517
TELUS	294	6,461
Toronto-Dominion Bank	330	21,842
Waste Connections	61	7,687

		316,917

China — 0.4%
NXP Semiconductors	48	9,402
Prosus*	67	5,357

		14,759

Denmark — 2.0%
Coloplast, Cl B	32	5,020
DSV	43	10,324
Genmab*	24	10,507
Novo Nordisk, Cl B	330	31,960
Orsted	67	8,864

The Advisors’ Inner Circle Fund III	Democracy International Fund September 30, 2021 (Unaudited)

COMMON STOCK (continued)
	Shares	Fair Value
Denmark (continued)
Vestas Wind Systems	275	$11,037

		77,712

Finland — 1.0%
Kone, Cl B	91	6,410
Neste	128	7,265
Nokia*	1,316	7,258
Nordea Bank	937	12,208
UPM-Kymmene	164	5,837

		38,978

France — 7.0%
Air Liquide	91	14,615
Airbus*	122	16,274
AXA	380	10,607
BNP Paribas	208	13,364
Capgemini	28	5,846
Cie de Saint-Gobain	110	7,425
Cie Generale des Etablissements Michelin SCA	36	5,541
Danone	128	8,760
Dassault Systemes	141	7,429
Engie	551	7,243
EssilorLuxottica	61	11,700
Hermes International	6	8,320
Kering	12	8,567
Legrand	63	6,773
L’Oreal	36	14,889
LVMH Moet Hennessy Louis Vuitton	36	25,872
Orange	496	5,376
Pernod Ricard	42	9,282
Safran	85	10,803
Sanofi	171	16,465
Schneider Electric	104	17,344
TotalEnergies	434	20,791
Vinci	116	12,120
Worldline*	63	4,820

		270,226

Germany — 6.0%
adidas	42	13,230
Allianz	73	16,484
BASF	220	16,790
Bayer	202	11,004
Bayerische Motoren Werke	79	7,577
BioNTech ADR*	48	13,104
Daimler	132	11,737
Delivery Hero*	42	5,376
Deutsche Bank*	382	4,887
Deutsche Boerse	42	6,839
Deutsche Post	177	11,176

The Advisors’ Inner Circle Fund III	Democracy International Fund September 30, 2021 (Unaudited)

COMMON STOCK (continued)
	Shares	Fair Value
Germany (continued)
Deutsche Telekom	557	$11,230
Deutsche Wohnen	97	5,949
E.ON	489	5,989
Fresenius & Co.	97	4,669
Infineon Technologies	218	8,975
Muenchener Rueckversicherungs-Gesellschaft	33	9,060
RWE	195	6,904
SAP	208	28,175
Siemens	140	23,027
Vonovia	113	6,797
Zalando*	21	1,931

		230,910

Ireland — 0.7%
CRH PLC	176	8,279
Flutter Entertainment PLC*	32	6,345
ICON PLC*	24	6,288
Ryanair Holdings PLC*	367	6,946

		27,858

Italy — 1.2%
Enel	1,770	13,643
Eni	692	9,260
Ferrari	24	5,033
Intesa Sanpaolo	4,201	11,946
Snam	1,203	6,687

		46,569

Netherlands — 3.4%
Adyen*	6	16,793
Akzo Nobel	45	4,922
ASML Holding	61	45,663
Heineken	54	5,645
ING Groep	746	10,866
Just Eat Takeaway.com*	61	4,457
Koninklijke Ahold Delhaize	355	11,822
Koninklijke DSM	48	9,610
Koninklijke Philips	169	7,509
Stellantis*	295	5,649
Wolters Kluwer	64	6,793

		129,729

South Africa — 0.0%
Thungela Resources*	16	99

Spain — 1.3%
Amadeus IT Group*	122	8,042
Banco Santander	3,723	13,533
Iberdrola	1,469	14,785
Industria de Diseno Textil	209	7,708

The Advisors’ Inner Circle Fund III	Democracy International Fund September 30, 2021 (Unaudited)

COMMON STOCK (continued)
	Shares	Fair Value
Spain (continued)
Telefonica	1,329	$6,233

		50,301

Sweden — 2.6%
Atlas Copco, Cl A	182	11,072
Castellum	281	6,890
Essity, Cl B	220	6,840
Evolution	34	5,187
H & M Hennes & Mauritz, Cl B	208	4,241
Hexagon, Cl B	612	9,510
Investor, Cl B	563	12,172
Kinnevik, Cl B*	116	4,099
Nibe Industrier, Cl B	808	10,219
Sandvik	263	6,048
Swedbank	349	7,073
Telefonaktiebolaget LM Ericsson, Cl B	545	6,174
Volvo, Cl B	380	8,559

		98,084

Switzerland — 6.8%
ABB	367	12,349
Alcon	99	8,070
Cie Financiere Richemont, Cl A	91	9,503
Credit Suisse Group	532	5,300
Geberit	12	8,863
Holcim	127	6,146
Lonza Group	18	13,538
Nestle	508	61,373
Novartis	422	34,756
Partners Group Holding	6	9,432
Roche Holding	134	49,119
Sika	27	8,591
STMicroelectronics	153	6,697
Swiss Re	67	5,756
UBS Group	549	8,828
Zurich Insurance Group	30	12,336

		260,657

United Kingdom — 10.5%
Anglo American PLC	257	9,088
Ashtead Group PLC	97	7,384
AstraZeneca PLC	238	28,747
BAE Systems PLC	841	6,409
Barclays PLC	3,047	7,789
Barratt Developments PLC	530	4,719
BHP Group PLC	386	9,827
BP PLC	3,842	17,629
British American Tobacco PLC	447	15,695
Compass Group PLC*	385	7,911
Croda International PLC	104	11,981

The Advisors’ Inner Circle Fund III	Democracy International Fund September 30, 2021 (Unaudited)

COMMON STOCK (continued)
	Shares	Fair Value
United Kingdom (continued)
Diageo PLC	471	$22,901
Experian PLC	263	11,025
Ferguson PLC	55	7,664
GlaxoSmithKline PLC	1,011	19,133
Glencore PLC	2,806	13,312
HSBC Holdings PLC	3,339	17,560
Informa PLC*	710	5,260
Legal & General Group PLC	1,924	7,292
Lloyds Banking Group PLC	12,791	8,032
London Stock Exchange Group PLC	91	9,141
Mondi PLC	269	6,636
National Grid PLC	772	9,208
Prudential PLC	434	8,515
Reckitt Benckiser Group PLC	126	9,905
RELX PLC	459	13,288
Rio Tinto PLC	238	15,768
Royal Dutch Shell PLC, Cl B	1,525	33,977
Smith & Nephew PLC	337	5,848
SSE PLC	286	6,058
Standard Chartered PLC	815	4,791
Taylor Wimpey PLC	2,028	4,260
Unilever PLC	514	27,757
Vodafone Group PLC	5,083	7,765

		402,275

United States — 0.0%
Jackson Financial, Cl A*	10	260

Total Common Stock (Cost $2,012,106)		1,985,018

EXCHANGE TRADED FUNDS — 48.0%

iShares MSCI Australia ETF	2,063	51,204
iShares MSCI Austria ETF	1,352	33,624
iShares MSCI Brazil ETF	1,481	47,584
iShares MSCI Chile ETF	318	8,268
iShares MSCI China ETF	336	22,690
iShares MSCI India ETF	1,310	63,784
iShares MSCI Indonesia ETF	465	10,086
iShares MSCI Israel ETF	378	27,065
iShares MSCI Japan ETF	1,475	103,619
iShares MSCI Malaysia ETF	225	5,701
iShares MSCI Mexico ETF	306	14,767
iShares MSCI Philippines ETF	293	8,717
iShares MSCI Poland ETF	948	20,780
iShares MSCI Russia ETF	204	9,743

The Advisors’ Inner Circle Fund III	Democracy International Fund September 30, 2021 (Unaudited)

EXCHANGE TRADED FUNDS (continued)
	Shares	Fair Value
iShares MSCI South Africa ETF	520	$24,456
iShares MSCI Taiwan ETF	2,118	131,337
iShares MSCI Thailand ETF	171	12,758
Vanguard FTSE Emerging Markets ETF	5,157	257,902
Vanguard FTSE Pacific ETF	12,248	992,578

Total Exchange Traded Funds (Cost $1,875,558)		1,846,663

PREFERRED STOCK — 0.3%

Germany — 0.3%
Henkel & Co# *	57	5,297
Volkswagen#	29	6,508

Total Preferred Stock (Cost $13,788)		11,805

Total Investments - 99.9% (Cost $3,901,452)		$3,843,486

Percentages are based on Net Assets of $3,847,732.

*	Non-income producing security.
#	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

As of September 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent financial statements.

DEM-QH-001-0200